Asset Retirement Obligation - Summary of Asset Retirement Obligation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
ASSET RETIREMENT OBLIGATION
Balance, beginning of period	$ 6,203	$ 5,731	$ 5,731	$ 4,789
Liabilities settled	(335)		(521)	(97)
Accretion expense	126	$ 134	993	1,039
Balance, end of period	5,994		6,203	5,731
Less: Included in liabilities held for sale
Less: Current portion	(894)		(708)	(1,078)
Non-current Portion	$ 5,100		$ 5,495	$ 4,653